Income tax - Summary of Reconciliation of Deferred Tax Assets/(Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Reconciliation of deferred tax assets, net:
Net deferred tax assets as at the beginning of the period	$ 38	$ 35
Recognized within income tax expense	(23)	5
Foreign currency translation adjustment recognized in other comprehensive income	4	(2)
Net deferred tax assets as at end of the period	19	38
The deferred tax assets and liabilities relate to the following items:
Deferred tax assets	19	40	[1]	$ 41
Deferred tax liability	0	(2)	[1]	$ (5)
Taxes arising on acquired intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	0	(7)
Trade and other payables
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	8	8
Tax loss carried forward
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	8	35
Restricted Share Units
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	2	2
Right-of-use asset
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(3)	(5)
Lease liabilities
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	6	7
Other assets and prepayments
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	$ (2)	$ (2)

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.